NEW STANDARDS AND INTERPRETATIONS	12 Months Ended
Dec. 31, 2022
Disclosure of initial application of standards or interpretations [abstract]
NEW STANDARDS AND INTERPRETATIONS	NEW STANDARDS AND INTERPRETATIONS
4.1    Recently applied accounting pronouncements
Our Company has applied the following amendments for the first time for its annual reporting period commencing January 1, 2022:
Property, plant and equipment: proceeds before intended use – Amendments to IAS 16
Reference to the conceptual framework: Amendments to IFRS 3
Onerous contracts - Amendments to IAS 37
The amendments listed above had no impact on the consolidated financial statements of our Company in prior periods and are not expected to significantly affect the current or future periods.
4.2    New accounting pronouncements not effective
The standards and interpretations that are issued, but not yet effective, up to the date of issuance of our Company’s financial statements are disclosed below. Our Company intends to adopt these standards, if applicable, when they become effective.
Sales or contribution of assets between an investor and its associate or joint venture-Amendments to IFRS 10 and IAS 28
In September 2014, the IASB issued amendments to IFRS 10, Consolidated Financial Statements and IAS 28, Investments in Associates and Joint Ventures, entitled Sales or Contribution of Assets between an Investor and its Associate or Joint Ventures. These narrow scope amendments clarify, that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not), and a partial gain or loss is recognized when a transaction involves assets that do not constitute a business. On December 17, 2015, the IASB issued an amendment that postpones the application of the amendments to IFRS 10 and IAS 28 indefinitely.
Our Company does not expect the amendments to have an impact on its consolidated financial statements.
Classification of liabilities as current or non-current: Amendments to IAS 1
On January 23, 2020, the IASB issued a narrow-scope amendment to IAS 1 to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period.
They:
▶clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting date and align the wording in all affected paragraphs to refer to the "right" to defer settlement by at least twelve months and make explicit that only rights in place "at the end of the reporting period" should affect the classification of a liability;
▶clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and are to be applied retrospectively. Earlier application is permitted.
The amendment could affect the classification of liabilities, particularly for previously considered management’s intention to determine classification and for some liabilities that can be converted into equity. Our Company is based on the contractual arrangement in place at the reporting date for the classification, thus, our Company does not expect the amendment to have an impact on its consolidated financial statements.
Definition of accounting estimate – Amendments to IAS 8
On February 12, 2021, the IASB issued amendments to IAS 8, in which it introduces a new definition of accounting estimate: clarify that they are monetary amounts in financial statements that are subject to measurement uncertainty. The amendments also clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates. Distinguishing between accounting policies and accounting estimates is important because changes in accounting policies are generally applied retrospectively to past transactions and other past events as well as the current periods, while changes in accounting estimates are applied prospectively to future transactions and other future events. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and apply to
4.2    New accounting pronouncements not effective (continued)
changes in accounting policies and changes in accounting estimates that occur on or after the start that period. Earlier application is permitted as long as this fact is disclosed.
Our Company does not expect the amendments to have an impact to its consolidated financial statements.
Disclosure of accounting policies – Amendments to IAS 1 and IFRS Practice Statement 2
On February 15, 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and example to help entities apply materiality judgements to accounting policy disclosure. The amendments to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their “significant” accounting policies with a requirement to disclose their “material” accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures. The amendments to IAS 1 are applicable for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted. Since the amendment to the Practice Statement 2 provide non-mandatory guidance on the application of the definition of material to accounting policy information, an effective date for these amendments is not necessary.
Our Company is currently assessing the impact of the amendments by re-visiting its accounting policy disclosures to ensure consistency with the amended standard.
Deferred tax related to assets and liabilities arising from a single transaction – Amendments to IAS 12
On May 7, 2021, the IASB issued the amendments to IAS 12 Income Taxes require companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities.
The amendments should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognize deferred tax assets (to the extent that it is probable that they can be utilized) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with right-of-use assets and lease liabilities, and decommissioning obligations and corresponding amounts recognized as part of the cost of the related assets. The cumulative effect of recognizing these adjustments is recognized in retained earnings, or other component of equity, as appropriate. The amendments are effective for annual reporting periods beginning on or after January 2023. Early application of the amendments is permitted.
Our Company have already accounted for such transactions consistent with the new requirements. Our Company will not be affected by the amendments.